Operating segments (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
Summary of operating segments

	2020	2019

RxCrossroads	$63,909	$60,853

Others	2,144	2,363

	$66,053	$63,216